Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, General and Administrative Expenses [Abstract]
Schedule of Selling, Distribution and Administrative Expenses
	For the years ended December 31,
	2025	2024 (Restated)	2023 (Restated)
Staff expense	$5,294,987	$5,888,731	$5,714,107
Professional fees	1,074,759	1,026,477	1,412,664
Depreciation and amortization expense	790,368	807,114	2,194,273
Rental expense	223,132	178,659	376,811
Travelling and entertainment expense	170,986	282,908	414,308
Other service fees	123,451	230,619	322,894
Other expenses*	1,129,957	536,282	1,118,722
	$8,807,640	$8,950,790	$11,553,779

*	Other expenses mainly comprised of utilities expense, repairs and maintenance, office expenses, stamp duties, training costs, etc.